PROPERTY, PLANT, AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT, AND EQUIPMENT
Total	$ 348,591	$ 324,163
Less: Accumulated depreciation and amortization	37,976	21,483
Total property, plant and equipment, net	310,615	302,680
Capitalized interest	9,981	14,490
Depreciation and amortization	25,226	14,257
Impairment loss on PPE	4,858
Cost of goods sold
PROPERTY, PLANT, AND EQUIPMENT
Depreciation and amortization	15,846	9,858
Furniture and equipment
PROPERTY, PLANT, AND EQUIPMENT
Total	52,793	53,070
Auto and trucks
PROPERTY, PLANT, AND EQUIPMENT
Total	1,393	1,626
Buildings
PROPERTY, PLANT, AND EQUIPMENT
Total	94,914	91,233
Leasehold improvements
PROPERTY, PLANT, AND EQUIPMENT
Total	173,043	154,774
Land
PROPERTY, PLANT, AND EQUIPMENT
Total	13,877	13,879
Construction in progress
PROPERTY, PLANT, AND EQUIPMENT
Total	$ 12,571	$ 9,581